SHARE-BASED COMPENSATION AND BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Stock Option Activity

The following is a summary of stock option activity under the 2014 Plan and the 2001 Plan as of and for the year ended December 31, 2015:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2014	241,450	$73.62
Granted	153,250	123.59
Exercised	(114,616)	65.65
Forfeited	(22,750)	118.50

Options outstanding at December 31, 2015	257,334	$102.96	3.36	$4,494

Options exercisable at December 31, 2015	33,834	$73.89	1.53	$1,491

Summary of Non-Vested Restricted Stock Activity

The following is a summary of non-vested restricted stock activity as of and for the year ended December 31, 2015:

	Shares	Weighted- Average Grant Date Fair Value
Non-vested restricted stock outstanding at December 31, 2014	2,643,717	$45.21
Granted	200,479	114.55
Vested	(20,000)	49.36
Forfeited	(5,000)	110.36

Non-vested restricted stock outstanding at December 31, 2015	2,819,196	$49.99

Valuation Assumptions Used for Stock Option Awards

The following table presents the weighted-average assumptions used for stock options granted:

Years Ended December 31,	2015	2014	2013
Expected term in years	4.25	4.25	4.25
Risk-free interest rate	1.25%	1.35%	0.82%
Expected volatility	20.96%	22.07%	24.56%
Expected dividend yield	2.29%	1.69%	2.20%
Grant date fair value	$17.17	$15.75	$13.33

Share-Based Compensation Expense

The following table provides information on share-based compensation expense:

Years Ended December 31,	2015	2014	2013
Stock options	$952	$801	$884
Non-vested restricted stock	11,644	10,672	9,083

Share-based compensation expense	$12,596	$11,473	$9,967